RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2014

RS Low Duration Bond Fund and RS Floating Rate Fund

Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

References to each Fund’s Class A deferred sales load in the shareholder fees table of each Fund’s summary and the summary of share classes table in the section titled “Types of Shares Available” are hereby updated accordingly.

In addition, effective March 2, 2015, the sales load table for RS Low Duration Bond Fund and RS Floating Rate Fund in the sub-section titled “Class A Shares” under the section of the Prospectus titled “Types of Shares Available” (on page 116) is amended and restated in its entirety as follows:

For RS Low Duration Bond Fund and RS Floating Rate Fund

Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $100,000	2.25%	2.30%	2.00%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%	1.50%
$250,000 to $499,999	1.25%	1.27%	1.25%	1.00%
$500,000 or more[1]	None	None	None	Up to 1.00%[3]
1	Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.
2	RSFD or its affiliates may pay special compensation from time to time.
3	Based on the amount of the purchase payment.

Types of Shares Available – Class A Shares; Class Y Shares

Effective January 9, 2015, the third paragraph of the sub-section titled “Class A Shares” under the section titled “Types of Shares Available” (on page 116) was amended and restated in its entirety as follows:

Class A share purchases are available without initial or contingent deferred sales loads to:

•	RS Investments, GIS, Guardian Life, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian Life, or their subsidiaries;

•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian Life employees and officers named previously;

•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RSFD;

•	members, officers, and employees of SailingStone;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with RSFD to offer shares at NAV;

RS Investment Trust

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•	any trust company or bank trust department, that has an agreement with RSFD to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs;

•	accounts that held shares of any of RS Select Growth Fund, RS Small Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Mid Cap Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, or RS Value Fund as of October 6, 2006, and have continuously held shares of one or more RS Fund(s) since October 6, 2006; and

•	clients of certain financial intermediaries, such as broker-dealers, if such financial intermediaries have an agreement with RSFD to offer shares at NAV through self-directed brokerage service platforms (investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed brokerage service platform).

Effective June 1, 2014, the first paragraph of the sub-section titled “Class Y Shares” under the section titled “Types of Shares Available” (on page 117) was amended and restated in its entirety as follows:

Class Y shares are available for purchase by: (1) institutional investors, such as retirement plans, companies, foundations, trusts, endowments, and other entities where the total amount of potential investable assets exceeds $25 million, that either were introduced to the Fund by a financial intermediary that is authorized to sell Class Y shares (including institutional investors purchasing shares through certain fee-based advisory wrap programs), or were not introduced to the Fund by a financial intermediary; (2) officers, directors, and employees of RS Investments and its affiliates and their family members, members, officers, and employees of SailingStone and their family members, and current and former Trustees of the Trust and their family members; or (3) investors purchasing shares in the Fund through a fee-based advisory wrap program that is authorized to sell Class Y shares.

RS Tax-Exempt Fund and RS High Income Municipal Bond Fund

Effective March 31, 2015, Alexander M. Grant, Jr. will retire as co-portfolio manager of RS Tax-Exempt Fund and RS High Income Municipal Bond Fund, and the sections titled “Management of the Fund — Investment Team” in the RS Tax-Exempt Fund Summary (on page 80) and the RS High Income Municipal Bond Fund summary (on page 84) will be amended and restated in their entirety as follows:

Douglas J. Gaylor, portfolio manager, has managed the Fund since August 2014.

RS Emerging Markets Fund

Effective January 9, 2015, Michael Ade, CFA joined the investment team of the Fund as a portfolio manager, and the section titled “Management of the Fund — Investment Team” in the RS Emerging Markets Fund Summary (on page 57) was amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of the Fund since 2013. Michael Ade, CFA has been a portfolio manager of the Fund since January 2015.

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RS Emerging Markets Small Cap Fund

Effective January 9, 2015, Michael Ade, CFA and Peter Luo, CFA joined the investment team of the Fund as portfolio managers, and the section titled “Management of the Fund — Investment Team” in the RS Emerging Markets Small Cap Fund Summary (on page 60) was amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of the Fund since its inception. Michael Ade, CFA and Peter Luo, CFA have each been a portfolio manager of the Fund since January 2015.

RS China Fund

Effective January 9, 2015, Michael Ade, CFA joined the investment team of the Fund as a portfolio manager, and the section titled “Management of the Fund — Investment Team” in the RS China Fund Summary (on page 64) was amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of the Fund since 2013. Tony Chu, CFA has been a portfolio manager of the Fund since February 2014. Michael Ade, CFA has been a portfolio manager of the Fund since January 2015.

RS Small Cap Growth Fund and RS Select Growth Fund

Effective December 1, 2014, the sections titled “Management of the Fund — Investment Team” in the RS Small Cap Growth Fund Summary (on page 25) and the RS Select Growth Fund Summary (on page 29) were amended and restated in their entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Mid Cap Growth Fund

Effective December 1, 2014, the section titled “Management of the Fund — Investment Team” in the RS Mid Cap Growth Fund Summary (on page 33) was amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2008. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Growth Fund and RS Small Cap Equity Fund

Effective December 1, 2014, the sections titled “Management of the Fund — Investment Team” in the RS Growth Fund Summary (on page 37) and the RS Small Cap Equity Fund Summary (on page 45) were amended and restated in their entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS High Yield Fund

Effective September 15, 2014, the section titled “Management of the Fund – Investment Team” in the RS High Yield Fund Summary (on page 76) was amended and restated in its entirety as follows:

Kevin Booth, CFA, co-portfolio manager, has managed the Fund since 2009. Paul Gillin, CFA, co-portfolio manager, has managed the Fund since May 2014.

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RS Floating Rate Fund

Effective September 15, 2014, the section titled “Management of the Fund — Investment Team” in the RS Floating Rate Fund Summary (on page 88) was amended and restated in its entirety as follows:

Kevin Booth, CFA has been a co-portfolio manager of the Fund since its inception. John Blaney, CFA has been a co-portfolio manager of the Fund since 2013. Paul Gillin, CFA, co-portfolio manager, has managed the Fund since May 2014.

RS Strategic Income Fund

Effective September 15, 2014, the section titled “Management of the Fund — Investment Team” in the RS Strategic Income Fund Summary (on page 92) was amended and restated in its entirety as follows:

Kevin Booth, CFA and Robert J. Crimmins Jr. have each been a member of the investment team of the Fund since its inception. David J. Marmon, Demetrios Tsaparas, CFA, and Paul Jablansky have each been a member of the investment team of the Fund since 2012, 2013, and January 2014, respectively.

Effective September 15, 2014, Marc Gross was no longer co-portfolio manager of RS High Yield Fund and RS Floating Rate Fund or a member of the investment team of RS Strategic Income Fund, and all references to Mr. Gross in the Prospectus were removed.

RS Global Natural Resources Fund

Effective January 9, 2015, RS Global Natural Resources Fund is available for purchase and all references stating that the Fund is offered only to certain investors in the section titled “Purchase and Sale of Fund Shares” in the Fund Summary (on page 21), the first paragraph of the sub-section titled “Other Information About Purchasing Shares” under the section titled “How to Purchase Shares” (on page 119), and the first paragraph of the section titled “Exchanges” (on page 122) were removed.

Management of the Fund

Effective June 1, 2014, the section titled “Management of the Fund” in the RS Global Natural Resources Fund Summary (on page 21) was amended and restated in its entirety as follows:

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC (“RS Investments”)

Investment Sub-Adviser

SailingStone Capital Partners LLC (“SailingStone”)

Investment Team

RS Global Natural Resources Fund is team-managed by investment personnel at SailingStone. The members of the team that are primarily responsible for the day-to-day management of the Fund are MacKenzie B. Davis, CFA, a member of the Fund’s investment team since 2005, and Kenneth L. Settles Jr., CFA, a member of the Fund’s investment team since 2007.

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Management of the Funds

Effective June 1, 2014, the following information was added to the section titled “Management of the Funds” (on page 109):

SailingStone Capital Partners LLC (“SailingStone”) serves as investment sub-adviser for RS Global Natural Resources Fund. SailingStone is responsible for the day-to-day investment management of the Fund, which includes buying and selling securities, choosing broker-dealers (including brokerdealers that may be affiliated with SailingStone), and negotiating commissions. SailingStone has provided investment advisory services since 2014. SailingStone is a Delaware limited liability company that commenced operations on January 1, 2014. The managing member of SailingStone is SailingStone GP LP (“SailingStone GP”), a Delaware limited partnership, of which SailingStone Holdings LLC (“SailingStone Holdings”), a Delaware limited liability company, is the general partner. The principal business address of SailingStone, SailingStone GP, and SailingStone Holdings is One California Street, Suite 3050, San Francisco, CA 94111.

Investment Team Biographical Information

Effective January 9, 2015, the biographical information for Messrs. Chu and Reynal under the section titled “Investment Team Biographical Information” (on page 110) was amended and restated in its entirety as follows:

Tony Chu, CFA

Tony Chu has been a portfolio manager of RS China Fund since 2014. Prior to joining RS Investments (Hong Kong) Limited, a non-U.S. affiliate of RS Investments, in 2012, he was a portfolio manager and analyst for Principal Global Investors where he specialized in the analysis of Hong Kong and Chinese companies. He also co-managed Hong Kong equity portfolios. Previously, Tony was an equities research analyst and associate portfolio manager with the Greater China team at INVESCO Hong Kong for five years. He also spent two years with AMP Ltd. in Sydney, Australia. Tony holds a B.A. in Commerce from the University of Queensland and an M.A. in Commerce from the University of New South Wales. Tony is a CFA Charterholder.

Michael Reynal

Michael Reynal has been a portfolio manager of RS Emerging Markets Fund and RS China Fund since 2013, and of RS Emerging Markets Small Cap Fund since its inception. Prior to joining RS Investments in 2012, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Michael also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities. He holds a B.A. in history from Middlebury College, an M.A. in history from Christ’s College at the University of Cambridge, and an M.B.A. from the Amos Tuck School at Dartmouth College.

Effective January 9, 2015, the following information was added under the section titled “Investment Team Biographical Information” (on page 110):

Michael Ade, CFA

Michael Ade has been a portfolio manager of RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, and RS China Fund since 2015. Prior to joining RS Investment Management (Singapore) Pte. Ltd., a non-U.S. affiliate of RS Investments, in 2012, he was a portfolio manager for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal’s international small cap team focusing on the Asia region. Michael holds a B.A. in finance from the University of Wisconsin. Michael is a CFA Charterholder.

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Peter Luo, CFA

Peter Luo has been a portfolio manager of RS Emerging Markets Small Cap Fund since 2015. Prior to joining RS Investments in 2012, he was an associate portfolio manager and research analyst at Principal Global Investors for the emerging markets team. Previously, he was a research analyst at the University of Iowa Hospital Neurosurgery Research Lab for three years and an engineer at China Unicom for one year. Peter holds a B.S. in electrical engineering from Zhongshan University, an M.S. in electrical and computer engineering from the University of Iowa, and an M.B.A. from the University of Iowa. Peter is a CFA Charterholder.

Effective December 1, 2014, the following information was added to the section titled “Investment Team Biographical Information” (on page 110):

Christopher W. Clark, CFA

Christopher W. Clark, CFA has been a member of the RS Growth Team, as an analyst, since joining the firm in 2007. Chris has been a co-portfolio manager of RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, and RS Small Cap Equity Fund since 2014. Before joining the firm, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Chris holds a B.A. in economics from the University of Virginia. Chris is a CFA Charterholder.

Effective August 1, 2014, the following information was added to the section titled “Investment Team Biographical Information” (on page 110):

Douglas J. Gaylor

Douglas J. Gaylor has been a co-portfolio manager of RS Tax-Exempt Fund and RS High Income Municipal Bond Fund since 2014. Douglas is a managing director and the co-head of tax-exempt securities at Guardian Life. Prior to joining Guardian Life in 2014, Douglas spent five years at Principal Global Investors, where he was director of municipal asset management. He also spent 14 years at The Dreyfus Corporation, where he ultimately served as lead portfolio manager of municipals. Previously, he was a municipal bond analyst, trader, and portfolio manager at PNC Bank-BlackRock and Wilmington Trust. He has more than 30 years of investment experience. Douglas holds a B.S. in financial administration from State University of New York at Brockport and an M.B.A. in financial planning and control from the State University of New York at Buffalo.

Effective June 1, 2014, the biographical information for Messrs. Davis and Settles under the section titled “Investment Team Biographical Information” (on page 110) was amended and restated in its entirety as follows:

MacKenzie B. Davis, CFA**

MacKenzie B. Davis has been responsible for the day-to-day management of RS Global Natural Resources Fund since 2005**; he also co-manages separate accounts. MacKenzie has been a principal of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, Mackenzie was a member of the Hard Assets Team at RS Investments since 2004. Prior to joining RS Investments in 2004, MacKenzie spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. MacKenzie holds an A.B. from Brown University in mathematical economics and modern American history. MacKenzie is a CFA Charterholder.

Kenneth L. Settles Jr., CFA**

Kenneth L. Settles has been responsible for the day-to-day management of RS Global Natural Resources Fund since 2007**. Ken has been a principal of SailingStone since the commencement of its operations in 2014.

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Prior to forming SailingStone, Ken was a member of the Hard Assets Team at RS Investments since 2006. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Ken spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Ken holds a B.A. in economics from Williams College. Ken is a CFA Charterholder.

**	Includes service as a member of the Fund’s investment team at RS Investments.

Frequent Purchases and Redemptions

Effective December 1, 2014, the section titled “Frequent Purchases and Redemptions” (on pages 122-123) was amended and restated in its entirety as follows:

Frequent trading can hurt a Fund’s performance, operations, and shareholders. Frequent trading may disrupt portfolio management of a Fund and create transaction and other administrative costs that are borne by all shareholders. The Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of Fund shares by their shareholders. The Funds discourage, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of their shares to the extent that the Trust believes that such trading is harmful to the Funds’ shareholders, although the Funds will not necessarily be able to prevent all such frequent trading in their shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market timing activity in the Funds. The Trust may limit the number of exchanges that an investor may make.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor, or any purchase or exchange order, in whole or in part (including, without limitation, purchases or exchanges by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to a Fund or is excessively frequent). Shareholders who effect two material round trips (e.g., a purchase or exchange into a Fund of a material amount (as determined by the Funds or RS Investments from time to time) followed by a sale or exchange of a material amount out of that Fund (or vice versa)) in a Fund’s shares within a 60 day period, or other persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may be restricted for any period of time, or permanently, as determined by the Trust or RS Investments, in their sole discretion, from investing in the Funds. Any such restriction may be imposed regardless of your intent in effecting any transaction or otherwise engaging in any activity that may have caused your account to be restricted. Purchases and redemptions made through the Funds’ automatic investment plan or systematic withdrawal plan or similar automated plans generally are not subject to short-term or frequent-trading restrictions.

The ability of the Trust and RS Investments to monitor trades that are placed through omnibus or other nominee accounts at a financial intermediary is limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. The Trust or RS Investments may take any steps they consider appropriate with respect to frequent trading in accounts held through a financial intermediary, which may, but will not necessarily, include closing the account.

Certain financial intermediaries through which a shareholder may own shares of the Funds (e.g., broker-dealers or retirement plan administrators) may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions described above. The financial intermediaries’ restrictions may be applied in addition to the Funds’ restrictions or, in some cases, each Fund reserves the right, in its sole discretion, to allow a financial intermediary to apply its frequent trading restrictions in lieu of the Funds’ frequent trading restrictions described above. In instances in which the Funds allow a financial intermediary to apply its frequent trading restrictions in lieu of the Funds’ frequent trading restrictions, the Funds will use reasonable diligence to confirm that such intermediaries are applying their restrictions. Consult the disclosure provided by your financial intermediary for any alternative frequent trading restrictions or policies that may apply to your account. There can be no assurance that the Trust or RS Investments will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting a Fund or that the Trust or RS Investments will be successful in limiting such activities.

RS Investment Trust

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be subject to frequent trading or market timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Funds employ fair valuation procedures intended to reduce that risk.

Disclosure of Portfolio Holdings

Effective September 15, 2014, the first paragraph of the section titled “Disclosure of Portfolio Holdings” (on pages 125-126) was amended and restated in its entirety as follows:

The Funds have established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Holdings” under the heading “Forms & Literature” on RS Investments’ website, the following information is or will be generally available to you:

February 27, 2015